Stockholders' Equity (Details)	4 Months Ended
Sep. 30, 2020 $ / shares shares
Stockholders' Equity (Textual)
Preference shares authorized | shares	1,000,000
Preference shares, par value	$ 0.0001
Warrants, description	The Company may call the Warrants for redemption (except with respect to the Private Placement Warrants): ●in whole and not in part; ●at a price of $0.01 per warrant; ●upon a minimum of 30 days' prior written notice of redemption; and ●if, and only if, the last reported closing price of the Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Business combination, description	In addition, if (x) the Company issues additional shares of Class A Common Stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A Common Stock (with such issue price or effective issue price to be determined in good faith by the Company's board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by the initial stockholders or such affiliates, as applicable, prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 50% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination, and (z) the volume weighted average trading price of the Class A Common Stock during the 10 trading day period starting on the trading day after the day on which the Company consummates the initial Business Combination (such price, the "Market Value") is below $9.20 per share, the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the Market Value, and the $18.00 per share redemption trigger price of the Warrants will be adjusted (to the nearest cent) to be equal to 180% of the Market Value. However, if the Company does not complete its initial Business Combination on or prior to September 24, 2022, the Warrants will expire at the end of such period.
Class A Common Stock [Member]
Stockholders' Equity (Textual)
Common stock, shares authorized | shares	380,000,000
Common stock, par value	$ 0.0001
Ordinary shares equals or exceeds per shares	$ 0.0001
Class of common stock description	There were 34,500,000 shares of Class A common stock issued and outstanding of which, 32,934,983 were classified outside of permanent equity.
Common Class B [Member]
Stockholders' Equity (Textual)
Common stock, shares authorized | shares	20,000,000
Common stock, par value	$ 0.0001
Class of common stock description	There were 8,625,000 shares of Class B common stock issued and outstanding.
Warrant [Member]
Stockholders' Equity (Textual)
Ordinary shares equals or exceeds per shares	$ 10.00